INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Summary of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$34,842	$232
Startup/Organization Expenses	223,983	—
Total deferred tax assets	258,825	232
Valuation Allowance	(258,825)	(232)
Deferred tax assets (liability)	$—	$—

Income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(258,593)	(232)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	258,593	232
Income tax provision	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of Warrant Liability	(11.7)%	—%
Compensation Expense	0.0%	—%
Transaction costs - warrants	(1.5)%	—%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(7.8)%	(21.0)%
Income tax provision	0.0%	0.0%